Cash and Restricted Cash (Details Narrative) - CAD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022
Statement Line Items [Line Items]
Cash	$ 14,306	$ 4,385
Restricted cash and cash equivalents	110	697
Corporate Credit Card [Member]
Statement Line Items [Line Items]
Restricted cash and cash equivalents	110	$ 697
Foreign Exchange Facility [Member]
Statement Line Items [Line Items]
Restricted cash and cash equivalents	$ 642